Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	1,206.30
Total Fee Amount	1,228.19
Total Offset Amount
Net Fee	$ 21.89